Related Party Transactions	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

20.           RELATED PARTY TRANSACTIONS

The table below sets forth the significant related parties of the Sogou Group and their relationship to the Sogou Group:

Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Inc. with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

The table below sets forth the significant related party transactions of the Sogou Group:

	For the Year Ended December 31,
	2015	2016	2017
Transactions with Sohu:
Expenses of research and development undertaken by Sohu (See Note 3u—Cost Allocations)	$1,105	$788	$707
Share-based compensation expense related to Sogou employees undertaken by Sohu (See Note 3u—Cost Allocations)	90	49	4
Online marketing activities provided to Sohu	85	88	348
Online marketing activities provided by Sohu	4,156	2,482	1,123
Rental of Sohu.com Internet Plaza paid to Sohu	5,734	5,484	8,091
Others	82	—	41
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent (See “Tencent Share-based Awards” in Note 3t—Share-based Compensation Expense)	1,984	763	682
Online marketing activities provided to Tencent	2,558	8,634	15,599
Online marketing activities provided by Tencent	29,206	32,774	61,565
Bandwidth services provided by Tencent	519	2,929	3,299
Rental paid to Tencent	—	414	378
Others	73	1,292	3,137

The Sogou Group provided online marketing services to Sohu and Tencent, and received similar online marketing services from Sohu and Tencent. Related revenues and expenses are measured at the amount of consideration agreed to and paid by the related parties, which approximates amounts charged to third parties.

The table below sets forth the amounts due to related parties:

	As of December 31,
	2016	2017
Due from/to related parties—current
Due from Sohu	$25,230	$820
Due from Tencent	1,249	2,151
Total	$26,479	$2,971
Due to Sohu	$70,415	$1,237
Due to Tencent	14,285	21,872
Total	$84,700	$23,109
Due from related parties—non current
Due from Sohu	$1,449	$2,215
Due from Tencent	115	122
Total	$1,564	$2,337

In 2017, Sogou repaid advances that had been provided by Sohu to Sogou for working capital. The balance due from/to Sohu mainly consists of online marketing services provided by or to Sohu, and rental and lease deposits prepaid to Sohu.

The balance due from/to Tencent mainly consists of online marketing services provided to or by Tencent, etc.